Acquisition of WFS Pharmagreen Inc. (Details) - WFS Pharmagreen Inc. [Member]	Feb. 27, 2018 USD ($)
Accounts payable	$ (948)
Due to related parties	(42,949)
Due to WFS	(4,225)
Net liabilities assumed	$ (48,122)